Other expenses (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Other Expenses
Other expenses consist of the following:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)

Stores, spare parts and tools consumed	US$	190.8	Rs.	14,460.9	Rs.	12,790.5	Rs.	15,007.1
Freight and transportation expenses		828.3		62,779.6		57,157.9		64,843.0
Research and product development cost		1,215.1		92,095.0		52,266.2		41,884.9
Warranty and product liability expenses		1,166.6		88,416.3		76,819.4		109,012.1
Allowance for trade and other receivables, and finance receivables		188.2		14,265.9		9,786.3		8,130.6
Works operation and other expenses		2,821.4		213,833.9		189,460.4		253,776.6
Repairs to building and plant and machinery		65.9		4,998.1		4,282.3		5,853.8
Processing charges		185.6		14,064.8		9,656.7		10,700.5
Power and fuel		287.4		21,782.9		11,128.7		12,649.5
Insurance		54.9		4,157.7		3,362.4		3,338.6
Publicity		641.7		48,636.5		43,846.3		76,142.4

Total	US$	7,645.9	Rs.	579,491.6	Rs.	470,557.1	Rs.	601,339.1